COMMITMENTS AND CONTINGENCIES (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating leases
2013	127,029
2014	116,185
2015	78,052
2016	51,817
2017	29,781
Thereafter	116,276
Total	519,140
Rent expenses	192,315	131,595	98,913
Amount of capital commitment	0
Maximum
Operating leases
Lease term	10 years